SUBSEQUENT EVENTS	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

As described in Note 1, the Company completed the Business Combination on June 10, 2021.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below and in Note 2, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 18, 2021, HighCape Capital Acquisition Corp. (“HighCape” or the “Company”), entered into a business combination agreement, by and among HighCape, Tenet Merger Sub, Inc., a wholly owned subsidiary of HighCape (“Merger Sub”), and Quantum-SI Incorporated (“Quantum-SI”) (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement provides for, among other things, the following: on the closing date of the Business Combination (the “Closing Date”), Merger Sub will merge with and into Quantum-SI at the Effective Time, with Quantum-SI as the surviving corporation in the Business Combination and, after giving effect to the Merger, Quantum-SI will be a wholly-owned subsidiary of HighCape. As a consequence of the Merger, at the Effective Time, (i) each share of Quantum-SI capital stock (other than shares of Quantum-SI Series A preferred stock) issued and outstanding as of immediately prior to the Effective Time will become the right to receive a number of shares of New Quantum-SI Class A common stock equal to the Exchange Ratio, as defined in the Business Combination Agreement, (ii) each share of Quantum-SI Series A preferred stock issued and outstanding as of immediately prior to the Effective Time will become the right to receive a number of shares of New Quantum-SI Class B common stock equal to the Exchange Ratio, (iii) each option to purchase shares of Quantum-SI common stock, whether vested or unvested, that is outstanding and unexercised as of immediately prior to the Effective Time will be assumed by New Quantum-SI and will automatically become an option (vested or unvested, as applicable) to purchase a number of shares of New Quantum-SI Class A common stock equal to the number of shares of Quantum-SI common stock subject to such option immediately prior to the Effective Time multiplied by the Exchange Ratio, and (iv) each Quantum-SI restricted stock unit outstanding immediately prior to the Effective Time will be assumed by New Quantum-SI and will automatically become a restricted stock unit with respect to a number of shares of New Quantum-SI Class A common stock. The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Business Combination Agreement.

Concurrently with the execution of the Business Combination Agreement, HighCape has entered into subscription agreements, dated as of February 18, 2021 (the “PIPE Investor Subscription Agreements”), with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and HighCape has agreed to issue and sell to the PIPE Investors, immediately prior to the Closing, an aggregate of 42,500,000 shares of HighCape Class A common stock at a price of $10.00 per share (the “PIPE Financing”), for aggregate gross proceeds of $425,000,000.

Concurrently with the execution of the Business Combination Agreement, HighCape has entered into subscription agreements, dated as of February 18, 2021 (the “Subscription Agreements”), with certain affiliates of Foresite (the “Foresite Funds”), pursuant to which the Foresite Funds will be issued 696,250 shares of HighCape Class A common stock at a price of $0.001 per share for aggregate gross proceeds of $696.25 after a corresponding number of shares of HighCape Class B Common Stock are irrevocably forfeited by the Sponsor to HighCape for no consideration and automatically cancelled.

As described in Note 1, the Company completed the Business Combination on June 10, 2021.

Q S I Operations Inc
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

The Company has evaluated the following events occurring after March 31, 2021 and through June 15, 2021, for possible adjustment to or disclosure in the financial statements, which is the date on which the financial statements were available to be issued.

On April 20, 2021, the Company granted 270,000 restricted stock units and 1,550,000 stock options to select employees and consultants. The awards are subject to certain service conditions which are satisfied by providing service to the Company over a period of time as defined by the award agreement. The restricted stock units and 625,000 of the stock options were also subject to certain performance conditions which were satisfied upon the consummation of the business combination with HighCape. The achievement of the performance condition and the commencement of the related expense recognition did not occur until the event was deemed probable, which occurred once the business combination was consummated.

On June 10, 2021, the Company completed a business combination with HighCape. As a result of the business combination, the Company received gross proceeds of $511.2 million. In connection with the closing of the business combination, the Company’s outstanding Convertible Preferred Stock was automatically cancelled and converted into the right to receive shares of HighCape common stock. In addition, the Company repaid the PPP loan in full with the proceeds received from the transaction. The business combination will be accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, HighCape will be treated as the “acquired” company for financial reporting purposes.

14.   SUBSEQUENT EVENTS

The Company has evaluated the following events occurring after December 31, 2020 and through March 1, 2021, for possible adjustment to or disclosure in the financial statements, which is the date on which the financial statements were available to be issued.

On February 17, 2021, the Company entered into a merger agreement with HighCape Capital Acquisition Corporation (“HighCape”), a Special Purpose Acquisition Company. The contemplated merger with HighCape would provide all holders of  common and preferred stockholder to receive common stock of the continuing public company, which will be a wholly owned subsidiary of HighCape. The proposed transaction is expected to be completed in the second quarter of 2021, subject to, among other things, the approval by HighCape’s shareholders, satisfaction of the conditions stated in the merger agreement and other customary closing conditions. There is no assurance that the transaction will be consummated.

On February 17, 2021, the Company granted 2,136,000 and 213,600 restricted stock units to the Company’s Chief Executive Officer (“CEO”) and General Counsel, respectively. If the contemplated merger is consummated, then the first 25% of the awards will cliff vest on January 7, 2022, and the remaining unvested balance will vest on a quarterly basis over a three year period beginning on March 31, 2022.

On February 17, 2021, the Company also granted 569,000 restricted stock units to the CEO. If the contemplated merger is consummated, then the awards will vest in full upon the CEO’s continued employment at the time of vesting and the occurrence of one of the following events within three years of the CEO’s employment start date of November 2, 2020: (i) a financing event occurs in the Company where the amount raised exceeds $50,000 and the Company’s stock price is in excess of $16.08 per share (as adjusted) or (ii) the Company is a publicly listed entity and its stock price trades at $16.08 (as adjusted) for 20 out of 30 consecutive trading days.